Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Profit (loss) before tax	$ (11,163)	$ 46,373	$ 19,059
Adjustments for:
Interest income	(9)	(17)	(4)
Dividend income	(8,616)	(8,681)	(9,935)
Net fair value changes on financial assets at FVTPL and derivative financial instruments	(44,004)	(26,342)	37,759
Gain on disposal of financial assets at FVTPL and derivative financial instruments			(50,522)
Share-based payment expenses	58,902
Net fair value changes on financial liabilities at FVTPL	(9,330)
Fair value gain on over-allotment options	(126)
Finance costs	8,293	10,612	7,136
Depreciation of property, plant and equipment	15,455	11,712	2,824
Amortization of intangible assets	9	9	9
Gain from a bargain purchase			(4,469)
Gain on disposal of subsidiaries		(24,757)
Share of losses of joint ventures		558	2,608
Operating cash flows before changes in working capital	9,411	9,467	4,465
Increase in accounts receivable	(657)	(3,727)	(1,834)
Increase in prepayments, deposits and other receivables	(252)	(2,435)	(385)
Decrease (increase) in restricted cash		(72)	280
(Decrease) increase in accounts payable	(1,246)	924	(1,440)
Increase (decrease) in other payables and accruals	(3,843)	434	1,316
(Decrease) increase in contract liabilities	28	(216)	(913)
(Decrease) increase in provisions	747	175	(355)
Cash from operations	4,188	4,550	1,134
Profits tax paid	(862)		(6)
Dividend received	8,616
Bank interest received	9	17	4
Net cash from operating activities	11,951	4,567	1,132
INVESTING ACTIVITIES
Addition to property, plant and equipment	(671)	(8)
Addition to financial assets at FVTPL	(150,000)
Deposits paid for acquisitions	(77,225)
Net cash inflow from acquisition of subsidiaries		4,273	27
Net cash outflow from disposal of subsidiaries		(953)
Net receipt from amounts due from joint ventures			6,673
Net cash from (used in) investing activities	(227,896)	3,312	6,700
FINANCING ACTIVITIES
Proceeds from issuance of shares of the Company	12,977
Proceeds from issuance of units of TGE SPAC (as defined in note 14)	150,000
Costs direct attributable to the issuance of units of TGE SPAC	(2,016)
Interest paid	(8,508)	(10,920)	(2,638)
Payment of lease liabilities	(247)	(280)	(81)
Repayment of bank borrowings	(164)	(1,757)	(508)
Repayment to subsidiaries’ non-controlling shareholders		(15,675)	(2,059)
Net receipt of amount due to ultimate holding company	61,693	34,864	2,814
Net cash (used in) from financing activities	213,735	6,232	(2,472)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,210)	14,111	5,360
Cash and cash equivalents at the beginning of the year	19,978	6,121	1,208
Effect of foreign exchange rate change, net	(108)	(254)	(447)
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	17,660	19,978	6,121
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	$ 17,660	$ 19,978	$ 6,121